Operating Leases (Tables) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at September 30, 2018:

Years Ending December 31,	Amount

2018 (three months)	$216,838
2019	854,759
2020	794,101
2021	643,082
2022	641,947
Thereafter	1,651,210
Total	$4,801,937

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consisted of the following at June 30, 2018:

Years Ending December 31,

2018 (six months)	$36,252
2019	57,252
2020	33,250
2021	4,500
$131,254